------------------------|------------------------------|------------------------
                        |                              |
[GRAPHIC]               |     ADVISOR CLASS SHARES     |         JANUARY 3, 2003
------------------------|------------------------------|------------------------
--------------------------------------------------------------------------------
                                   SUPPLEMENT
                        TO THE APRIL 30, 2002 PROSPECTUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
------------------------|------------------------------|------------------------
                        |                              |
ACCESSOR FUNDS, INC.    |                              |                  [LOGO]
------------------------|------------------------------|------------------------

Effective December 30, 2002, the following changes have been made and the following language is inserted in the Prospectus:

1. ALPS Distributors, Inc. is the distributor of all classes of shares of the Accessor Funds. In connection with that change, the following language is inserted in the Prospectus in the section "MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE, on page 30,

     DISTRIBUTOR ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, CO 80202

     ALPS Distributors, Inc. ("Distributor") is the distributor of the Accessor Funds.

2. The Intermediate Fixed-Income Fund changed its strategy with respect to duration from "a dollar-weighted average portfolio duration of between three and ten years" to "a dollar-weighted average portfolio duration of between three and eight years." In addition, the Intermediate Fixed-Income Fund and the Short-Intermediate Fixed-Income Fund have determined that mortgage-backed securities are currently not a principal investment strategy of either Fund and have deleted the reference to "mortgage-backed securities" in its description of principal strategies. In connection with the changes, the following language is inserted in the following sections of the Prospectus

In the section "INTERMEDIATE FIXED-INCOME FUND - FUND DETAILS" on page 12, the first paragraph of Principal Investment Strategies is restated as follows:

     PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities. The Fund primarily invests in corporate bonds, U.S. Government or agency securities and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager. The Fund seeks to have a dollar-weighted average portfolio duration of between three and eight years and normally invest in securities with durations that do not vary more or less than 20% from that of the Lehman Brothers Government/Credit Index (the "LBGC Index"). The Fund invests principally in debt securities rated A or higher by S&P or Moody's at the time of purchase. The Fund may invest up to 20% of its net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of its net assets in securities rated BB by S&P or Ba by Moody's.

In the section "SHORT-INTERMEDIATE FIXED-INCOME FUND - FUND DETAILS" on page 14, the first paragraph of Principal Investment Strategies is restated as follows:

     PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities. The Fund primarily invests in corporate bonds, U.S. Government or agency securities and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager. The Fund seeks to have a dollar-weighted average portfolio duration of not less than two years nor more than five years and normally invests in securities with durations that do not vary more or less than 20% from that of the Lehman Brothers Government/Credit 1-5 Year Index (the "LBGC 1-5 Index"). The Fund may also invest up to 20% of the Fund's net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of the Fund's net assets in securities rated BB by S&P or Ba by Moody's, or debt securities that are unrated but judged to be of comparable quality by the Money Manager. The Fund invests principally in debt securities with durations between one and five years and rated A or higher by S&P or Moody's at the time of purchase.

------------------------|------------------------------|------------------------
                        |   ACCESSOR ALLOCATION FUNDS  |
[GRAPHIC]               |     ADVISOR CLASS SHARES     |         JANUARY 3, 2003
------------------------|------------------------------|------------------------
--------------------------------------------------------------------------------
                                   SUPPLEMENT
                        TO THE APRIL 30, 2002 PROSPECTUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
------------------------|------------------------------|------------------------
                        |                              |
ACCESSOR FUNDS, INC.    |                              |                  [LOGO]
------------------------|------------------------------|------------------------

Effective December 30, 2002, the following changes have been made and the following language is inserted in the Prospectus:

1. ALPS Distributors, Inc. is the distributor of all classes of shares of the Accessor Funds. In connection with that change, the following language is inserted in the Prospectus:

In the section "MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE, on page 28,

     DISTRIBUTOR ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, CO 80202

     ALPS Distributors, Inc. ("Distributor") is the distributor of the Accessor Funds.

2. The Intermediate Fixed-Income Fund changed its strategy with respect to duration from "a dollar-weighted average portfolio duration of between three and ten years" to "a dollar-weighted average portfolio duration of between three and eight years." In addition, the Intermediate Fixed-Income Fund and the Short-Intermediate Fixed-Income Fund have determined that mortgage-backed securities are currently not a principal investment strategy of either Fund and have deleted the reference to "mortgage-backed securities" in its description of principal strategies. In connection with the changes, the following language is inserted in the following sections of the Prospectus:

In the section "FUND SUMMARIES" on page 4, the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund are restated as follows:

     The INTERMEDIATE FIXED-INCOME FUND normally invests at least 80% of its assets in fixed-income securities, including corporate bonds, U.S. Government or agency securities and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher. The Fund seeks a dollar-weighted average portfolio duration of between 3 and 8 years.

     The SHORT-INTERMEDIATE FIXED-INCOME FUND normally invests at least 80% of its assets in fixed-income securities, including corporate bonds, U.S. Government or agency securities and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher. The Fund seeks a dollar-weighted average portfolio duration of not less than 2 years and not more than 5 years.

In the section "DESCRIPTION OF UNDERLYING FUNDS" on page 22, the first paragraph of Intermediate Fixed-Income Fund is restated as follows:

     Seeks generation of current income by normally investing at least 80% of its assets in fixed-income securities. The Fund seeks to have a dollar-weighted average portfolio duration of between three and eight years and normally invest in securities with durations that do not vary more or less than 20% from that of the Lehman Brothers Government/Credit Index.

------------------------|------------------------------|------------------------
                        |                              |
[GRAPHIC]               |    INVESTOR CLASS SHARES     |         JANUARY 3, 2003
------------------------|------------------------------|------------------------
--------------------------------------------------------------------------------
                                   SUPPLEMENT
                        TO THE APRIL 30, 2002 PROSPECTUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
------------------------|------------------------------|------------------------
                        |                              |
ACCESSOR FUNDS, INC.    |                              |                  [LOGO]
------------------------|------------------------------|------------------------

Effective December 30, 2002, the following changes have been made and the following language is inserted in the Prospectus:

1. ALPS Distributors, Inc. is the distributor of all classes of shares of the Accessor Funds. In connection with that change, the following language is inserted in the Prospectus in the section "MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE, on page 30,

     DISTRIBUTOR ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, CO 80202

     ALPS Distributors, Inc. ("Distributor") is the distributor of the Accessor Funds.

2. The Intermediate Fixed-Income Fund changed its strategy with respect to duration from "a dollar-weighted average portfolio duration of between three and ten years" to "a dollar-weighted average portfolio duration of between three and eight years." In addition, the Intermediate Fixed-Income Fund and the Short-Intermediate Fixed-Income Fund have determined that mortgage-backed securities are currently not a principal investment strategy of either Fund and have deleted the reference to "mortgage-backed securities" in its description of principal strategies. In connection with the changes, the following language is inserted in the following sections of the Prospectus

In the section "INTERMEDIATE FIXED-INCOME FUND - FUND DETAILS" on page 12, the first paragraph of Principal Investment Strategies is restated as follows:

     PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities. The Fund primarily invests in corporate bonds, U.S. Government or agency securities and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager. The Fund seeks to have a dollar-weighted average portfolio duration of between three and eight years and normally invest in securities with durations that do not vary more or less than 20% from that of the Lehman Brothers Government/Credit Index (the "LBGC Index"). The Fund invests principally in debt securities rated A or higher by S&P or Moody's at the time of purchase. The Fund may invest up to 20% of its net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of its net assets in securities rated BB by S&P or Ba by Moody's.

In the section "SHORT-INTERMEDIATE FIXED-INCOME FUND - FUND DETAILS" on page 14, the first paragraph of Principal Investment Strategies is restated as follows:

     PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities. The Fund primarily invests in corporate bonds, U.S. Government or agency securities and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager. The Fund seeks to have a dollar-weighted average portfolio duration of not less than two years nor more than five years and normally invests in securities with durations that do not vary more or less than 20% from that of the Lehman Brothers Government/Credit 1-5 Year Index (the "LBGC 1-5 Index"). The Fund may also invest up to 20% of the Fund's net assets in securities rated BBB by S&P or Baa by Moody's and up to 6% of the Fund's net assets in securities rated BB by S&P or Ba by Moody's, or debt securities that are unrated but judged to be of comparable quality by the Money Manager. The Fund invests principally in debt securities with durations between one and five years and rated A or higher by S&P or Moody's at the time of purchase.

------------------------|------------------------------|------------------------
                        |  ACCESSOR ALLOCATION FUNDS   |
[GRAPHIC]               |    INVESTOR CLASS SHARES     |         JANUARY 3, 2003
------------------------|------------------------------|------------------------
--------------------------------------------------------------------------------
                                   SUPPLEMENT
                        TO THE APRIL 30, 2002 PROSPECTUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
------------------------|------------------------------|------------------------
                        |                              |
ACCESSOR FUNDS, INC.    |                              |                  [LOGO]
------------------------|------------------------------|------------------------

Effective December 30, 2002, the following changes have been made and the following language is inserted in the Prospectus:

1. ALPS Distributors, Inc. is the distributor of all classes of shares of the Accessor Funds. In connection with that change, the following language is inserted in the Prospectus:

In the section "MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE, on page 28,

     DISTRIBUTOR ALPS Distributors, Inc., 1625 Broadway, Suite 2200, Denver, CO 80202

     ALPS Distributors, Inc. ("Distributor") is the distributor of the Accessor Funds.

2. The Intermediate Fixed-Income Fund changed its strategy with respect to duration from "a dollar-weighted average portfolio duration of between three and ten years" to "a dollar-weighted average portfolio duration of between three and eight years." In addition, the Intermediate Fixed-Income Fund and the Short-Intermediate Fixed-Income Fund have determined that mortgage-backed securities are currently not a principal investment strategy of either Fund and have deleted the reference to "mortgage-backed securities" in its description of principal strategies. In connection with the changes, the following language is inserted in the following sections of the Prospectus:

In the section "FUND SUMMARIES" on page 4, the Intermediate Fixed-Income Fund and Short-Intermediate Fixed-Income Fund are restated as follows:

     The INTERMEDIATE FIXED-INCOME FUND normally invests at least 80% of its assets in fixed-income securities, including corporate bonds, U.S. Government or agency securities and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher. The Fund seeks a dollar-weighted average portfolio duration of between 3 and 8 years.

     The SHORT-INTERMEDIATE FIXED-INCOME FUND normally invests at least 80% of its assets in fixed-income securities, including corporate bonds, U.S. Government or agency securities and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher. The Fund seeks a dollar-weighted average portfolio duration of not less than 2 years and not more than 5 years.

In the section "DESCRIPTION OF UNDERLYING FUNDS" on page 22, the first paragraph of Intermediate Fixed-Income Fund is restated as follows:

     Seeks generation of current income by normally investing at least 80% of its assets in fixed-income securities. The Fund seeks to have a dollar-weighted average portfolio duration of between three and eight years and normally invest in securities with durations that do not vary more or less than 20% from that of the Lehman Brothers Government/Credit Index.